Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 23, 2020
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2019
Effective immediately the following changes are hereby made to the Fund's prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - Partners Small Cap Value Fund” section is hereby revised to add the following information:
The Fund may also invest in exchange-traded funds (ETFs).
The rest of the section remains the same.
The information under the heading “Principal Risks” in the “Summary of VP - Partners Small Cap Value Fund” section of the prospectus is hereby revised to add the following:
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Due to the expenses and costs of an underlying ETF being shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
The rest of the section remains the same.

VP - PARTNERS SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated April 23, 2020
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Partners Small Cap Value Fund	5/1/2019
Effective immediately the following changes are hereby made to the Fund's prospectus.
The information under the heading “Principal Investment Strategies” in the “Summary of VP - Partners Small Cap Value Fund” section is hereby revised to add the following information:
The Fund may also invest in exchange-traded funds (ETFs).
The rest of the section remains the same.
The information under the heading “Principal Risks” in the “Summary of VP - Partners Small Cap Value Fund” section of the prospectus is hereby revised to add the following:
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Due to the expenses and costs of an underlying ETF being shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
The rest of the section remains the same.